Investment in finance leases, net	12 Months Ended
Dec. 31, 2021
Flight Equipment, Net [Abstract]
Investment in finance and sales-type leases, net	Investment in finance leases, net
Components of investment in finance leases, net as of December 31, 2021 and 2020 were as follows:

	As of December 31,
	2021 (a)	2020
Future minimum lease payments to be received, net	$1,275,379	$608,950
Estimated residual values of leased flight equipment	1,131,419	589,872
Less: Unearned income	(406,286)	(260,708)
Less: Allowance for credit losses (Note 26)	(71,292)	(59,663)
	$1,929,220	$878,451

(a) $1.2 billion was acquired on the Closing Date as part of the GECAS Transaction. Refer to Note 4—GECAS Transaction.
Investment in finance leases consists of direct financing leases, leveraged leases and sales-type leases of aircraft and engines and represents net unpaid rentals and estimated unguaranteed residual values of leased equipment, less related deferred income. The Company has no general obligation for principal and interest on notes or other instruments representing third-party participation related to leveraged leases; such notes and other instruments have not been included in liabilities but have been offset against the related rentals receivable in the table above.
Our share of net lease payments on leveraged leases is subordinate to the share of other participants who also have security interests in the leased equipment. For federal income tax purposes, we are entitled to deduct the interest expense accruing on non-recourse financings related to leveraged leases.
As of December 31, 2021, the cash flows receivable, including the estimated residual value at lease termination, from finance, sales-type and leveraged leases were as follows:

Cash flows receivable
2022	$479,965
2023	616,314
2024	367,030
2025	246,283
2026	244,850
Thereafter	452,356
Undiscounted cash flows receivable	$2,406,798
Less: Unearned income	(406,286)
Less: Allowance for credit losses	(71,292)
$1,929,220
During the years ended December 31, 2021 and 2020, we recognized interest income from investment in finance leases, net of $61.3 million and $54.1 million, respectively, included in basic lease rents.